Fair value measurement - Investments in Chengxin (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2021 Y
Investments in Chengxin
Fair Value Measurement
Assets received in connection with distribution	¥ 1,935,171
Incentive distribution, distribution		¥ 1,172,541
Investments in Chengxin
Fair Value Measurement
Assets received in connection with distribution	¥ 1,935,171
Incentive distribution, distribution		¥ 1,172,541
Level 3 | Scenario I | Investments in Chengxin
Fair Value Measurement
Measurement input		22
Level 3 | Scenario II | Investments in Chengxin
Fair Value Measurement
Measurement input		20
Discount for Lack of Marketability | Level 3 | Equity investments in Chengxin | Minimum
Fair Value Measurement
Measurement input			12
Discount for Lack of Marketability | Level 3 | Equity investments in Chengxin | Maximum
Fair Value Measurement
Measurement input			25
Volatility | Level 3 | Equity investments in Chengxin
Fair Value Measurement
Measurement input			55
Time to liquidity | Level 3 | Equity investments in Chengxin
Fair Value Measurement
Measurement input | Y			5.0